UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                              FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                   MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-7322
                                          --------
                                          The Integrity Funds
                                          -------------------
                                         (Exact name of registrant as specified
                                          in charter)

Address of Registrant :                   1 Main Street North
                                          -------------------
                                          Minot, ND 58703
                                          ---------------

Name and address of agent for service :   Kevin Flagstad
                                          --------------
                                          1 Main Street North
                                          -------------------
                                          Minot, ND 58703
                                          ---------------

Registrant's telephone number, including area code: (701)852-5292
                                                    -------------
Date of fiscal year end: December 31, 2003
                         -----------------
Date of reporting period: June 30, 2003
                          -------------

ITEM 1. REPORTS TO STOCKHOLDERS.

INTEGRITY EQUIITY FUND
----------------------
DEAR SHAREHOLDER:
-----------------

Enclosed is the semi-annual report of the operations for The Integrity Equity Fund (the "Fund") for the six months ended June 30, 2003. The Fund's portfolio and related financial statements are presented within for your review.

From its origin back in March 2000, the bear market appears to have made a triple bottom, and seemingly a final bottom, in March, 2003, qualifying it as one of the longest bear markets in stock market history. In fact, excluding the great depression of the 1930's, this bear exceeded in length and matched in breadth the devastation of the 1973/1974 market forever etched in the memory of today's senior market participants.

To say that history never repeats itself may be an understatement. If, in fact, this bear market has made its final bottom, we will have emerged from that bottom with stocks trading at historically high price to earnings. In terms of the historical S&P 500, markets generally reach their bottom when the P/E ratio dips below 10 times, as it did back in 1974. The P/E ratio of today's S&P exceeds 30 times.

Bulls argue that today's interest rates are exceptionally low citing the historical relationship of low rates to high P/E ratios. Further, they suggest that earnings are about to stage a strong recovery. Bears, on the other hand, argue that any earnings recovery will be mild and that interest rates will be headed up in the months ahead.

As the manager of the Integrity Equity Fund, it is my job to select investments which I believe are either undervalued in today's environment or possess the characteristics of sustained growth in revenue and earning in the months and years ahead. I use what is commonly referred to as a 'bottoms up' approach, looking to the specific characteristics of a company to determine its value.

As we emerged from the market lows in March, your Fund was in excellent positions to take advantage of the market's strength. As we move into the second half of 203, I will continue to make portfolio adjustments, and take positions in what I believe will be the strong companies in the months and years ahead.





Sincerely,


Richard Barone
Chief Executive Officer/Portfolio Manager
Ancora Advisors LLC, Subadvisor to Integrity Mutual





TERMS & DEFINITIONS  JUNE 30, 2003 (UNAUDITED)
----------------------------------------------

APPRECIATION
   Increase in the value of an asset.

AVERAGE ANNUAL TOTAL RETURN
   A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

CONSUMER PRICE INDEX
   A commonly used measure of inflation; it does not represent an investment return.

DEPRECIATION
   Decrease in the value of an asset.

GROWTH FUND
   A type of diversified common stock fund that has capital appreciation as its primary goal. It invests in companies that reinvest most of their earnings for expansion, research, or development.

GROWTH & INCOME FUND
   Fund that invests in common stocks for both current income and long-term growth of capital and income.

LOAD
   A mutual fund whose shares are sold with a sales charge added to the net asset value.

MARKET VALUE
   Actual price at which a fund trades in the market place.

MULTIPLE CLASSES OF SHARES
   Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

NET ASSET VALUE (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

NO-LOAD
   A mutual fund whose shares are sold without a sales charge added to the net asset value.

OFFERING PRICE
   The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

TOTAL RETURN
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

                                            AVERAGE ANNUAL TOTAL RETURNS

                                          FOR PERIODS ENDING JUNE 30, 2003
                                          -------------------------------
Class N Shares                                                                         Since Inception
                                1 year            5 year            10 year            (Sept. 7, 1992)
------------------------------------------------------------------------------------------------------
No-Load                         (2.03)%          (2.76)%             5.94%                   5.75%


                                          FOR PERIODS ENDING JUNE 30, 2003
                                          -------------------------------
Class A Shares                                                                         Since Inception
                                1 year            5 year            10 year            (June 16, 2003)
-------------------------------------------------------------------------------------------------------
Without Sales Charge             N/A              N/A                N/A                     N/A
With Sales Charge (5.75%)        N/A              N/A                N/A                     N/A

                                                    KEY STATISTICS
                                                    --------------

                                     N SHARES                                                  A SHARES
                                     --------                                                  --------
12-31-2002 NAV (share value).........  $13.99           06-16-2003 NAV (share value) .........  $15.79
06-30-2003 NAV.......................  $15.35           06-30-2003 NAV........................  $15.35
Total Net Assets.....................  $13,085,275      Total Net Assets......................  $972

Number of issues.....................  41


                      COMPARATIVE INDEX GRAPH
                     --------------------------
Comparison of change in value of a $10,000 investment in the Integrity Equity Fund and the S&P 500 Index
--------------------------------------------------------------------------------

CLASS N SHARES
--------------
                                Integrity                 S&P 500
                               Equity Fund                 Index
                               -----------              --------------
09/07/92                         $10,000                    $10,000
1992                             $10,290                    $10,446
1993                             $10,880                    $11,183
1994                             $10,930                    $11,011
1995                             $13,630                    $14,767
1996                             $16,670                    $17,760
1997                             $19,400                    $23,266
1998                             $22,800                    $29,471
1999                             $30,484                    $35,226
2000                             $32,049                    $31,654
2001                             $22,596                    $27,526
2002                             $16,692                    $21,094
06/30/03                         $18,314                    $23,364

CLASS A SHARES
--------------

                     Integrity Equity     Integrity Equity
                        Fund w/o             Fund w/Max
                      Sales Charge          Sales Charge         S&P 500 Index
                      ------------         --------------       ----------------
06/16/03                $10,000            $ 9,425                $10,000
06/30/03                $ 9,721            $ 9,162                $ 9,857



PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.
All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


SCHEDULE OF INVESTMENTS  June 30, 2003 (Unaudited)
--------------------------------------------------

NAME OF ISSUER
Percentages represent the market value                                                                 Market
of each investment category to total net assets                                   Quantity             Value
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 93.50%
AUTOMATED PROCESSING - 4.42%
Paychex Inc.  ....................................................................  19,750         $    578,872
                                                                                                   ------------
                                                                                                        578,872
                                                                                                   ------------
BANKS - 5.62%
Bank of America Corp. ............................................................   1,500              118,545
Citigroup Inc. ...................................................................   5,000              214,000
Wells Fargo & Co. ................................................................   8,000              403,200
                                                                                                   ------------
                                                                                                        735,745
                                                                                                   ------------
BROADCAST SATELLITE - 1.78%
Clear Channel Communications  ....................................................   5,500              233,145
                                                                                                   ------------
                                                                                                        233,145
                                                                                                   ------------
CHEMICALS - 4.38%
DOW Chemical Co. .................................................................   6,000              185,760
3M Co. ...........................................................................   3,000              386,940
                                                                                                   ------------
                                                                                                        572,700
                                                                                                   ------------
COMPUTER HARDWARE - 3.28%
Dell Computer Corporation  .......................................................   7,000              223,720
IBM  .............................................................................   2,500              206,250
                                                                                                   ------------
                                                                                                        429,970
                                                                                                   ------------
CONGLOMERATES - 5.25%
General Electric Co. .............................................................  20,000              573,600
Tyco International  ..............................................................   6,000              113,880
                                                                                                   ------------
                                                                                                        687,480
                                                                                                   ------------
DRUGS - 11.43%
Amgen, Inc. ......................................................................   6,000              401,880
Johnson & Johnson  ...............................................................  10,000              517,000
Merck & Co. Inc. .................................................................   3,500              211,925
Wyeth  ...........................................................................   8,000              364,400
                                                                                                   ------------
                                                                                                      1,495,205
                                                                                                   ------------
ENGINEERING - 4.93%
Jacobs Engineering Group Inc. ....................................................   7,000              295,050
Timken Co. .......................................................................  20,000              350,200
                                                                                                   ------------
                                                                                                        645,250
                                                                                                   ------------
FINANCIAL - 4.85%
Fleet Capital Trust Vll  .........................................................   5,000              136,250
Goldman Sachs Group, Inc. ........................................................   4,000              335,000
Morgan Stanley Cap TR ll  ........................................................   6,000              163,200
                                                                                                   ------------
                                                                                                        634,450
                                                                                                   ------------
HEALTHCARE - 7.67%
Cardinal Health, Inc. ............................................................   7,000              450,100
Health Management Assoc., Inc. Class A  ..........................................  30,000              553,500
                                                                                                   ------------
                                                                                                      1,003,600
                                                                                                   ------------
INDUSTRIAL GASES - 2.76%
Praxair Inc. .....................................................................   6,000              360,600
                                                                                                   ------------
                                                                                                        360,600
                                                                                                   ------------
INSURANCE - 3.90%
Marsh & Mclennan Co.'s, Inc. .....................................................  10,000              510,700
                                                                                                   ------------
                                                                                                        510,700
                                                                                                   ------------

MEDICAL EQUIPMENT - 2.86%
Baxter International Inc. ........................................................   7,000              182,000
Medtronic Inc. ...................................................................   4,000              191,880
                                                                                                   ------------
                                                                                                        373,880
                                                                                                   ------------
OIL AND GAS OPERATIONS - 6.75%
Apache Corp  .....................................................................   3,780              245,927
Burlington Resources, Inc. .......................................................   7,000              378,490
Exxon Mobil Corp. ................................................................   7,200              258,552
                                                                                                   ------------
                                                                                                        882,969
                                                                                                   ------------
PERSONAL PRODUCTS - 2.38%
Avon Products, Inc. ..............................................................   5,000              311,000
                                                                                                   ------------
                                                                                                        311,000
                                                                                                   ------------
RETAIL - FOOD - 1.90%
Sysco Corp. ......................................................................   8,300              249,332
                                                                                                   ------------
                                                                                                        249,332
                                                                                                   ------------
RETAIL - 10.92%
American Eagle Outfitters  .......................................................   4,500               81,540
Autozone, Inc. ...................................................................   5,300              402,641
Best Buy, Inc. ...................................................................   7,750              340,380
Costco Wholesale Corp  ...........................................................   5,000              183,000
Lowe's Companies, Inc. ...........................................................   7,000              300,650
Walgreen Co. .....................................................................   4,000              120,400
                                                                                                   ------------
...................................................................................                    1,428,611
                                                                                                   ------------
SOFTWARE AND PROGRAMMING - 4.71%
Microsoft Corp. ..................................................................  20,000              512,200
Oracle Corp  .....................................................................   8,700              104,574
                                                                                                   ------------
                                                                                                        616,774
                                                                                                   ------------
SPECIALTY FINANCE - 1.88%
Capital One Financial  ...........................................................   5,000              245,900
                                                                                                   ------------
                                                                                                        245,900
                                                                                                   ------------
TRANSPORTATION - 1.83%
Harley Davidson, Inc. ............................................................   6,000              239,160
                                                                                                   ------------
                                                                                                        239,160
                                                                                                   ------------



TOTAL STOCKS (COST: $11,505,552) ............................................................      $ 12,235,343
                                                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES (COST: $11,505,552) .........................................      $ 12,235,343
OTHER ASSETS LESS LIABILITIES................................................................           850,904
                                                                                                   ------------

NET ASSETS...................................................................................      $ 13,086,247
                                                                                                   ============


The accompanying notes are an integral part of these financial statements.



FINANCIAL STATEMENTS JUNE 30, 2003
-----------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)
------------------------------------
ASSETS
     Investments in securities, at value (cost: $11,505,552) ........  $ 12,235,343
     Cash............................................................       728,038
     Accrued dividends receivable....................................         3,183
     Accrued interest receivable.....................................           259
     Security sales receivable.......................................       235,680
     Prepaid expenses................................................         1,410
     Receivable for fund shares sold.................................           132
                                                                       ------------
        Total Assets.................................................  $ 13,204,045
                                                                       ------------
LIABILITIES
     Security purchases payable......................................  $     86,249
     Accrued expenses................................................        31,549
                                                                       ------------
        Total Liabilities............................................  $    117,798
                                                                       ------------

NET ASSETS...........................................................  $ 13,086,247
                                                                       ============

NET ASSETS ARE REPRESENTED BY:
     Capital stock outstanding.......................................  $ 23,561,325
     Accumulated undistributed net realized gain (loss)
     on investments..................................................   (11,206,029)
     Accumulated undistributed net investment income.................         1,160
     Unrealized appreciation on investments..........................       729,791
                                                                       ------------
        Total amount representing net assets applicable to
        852,774 outstanding shares of no par common stock
        (unlimited shares authorized) ...............................  $ 13,086,247
                                                                       ============
Net asset value per share............................................  $      15.35
                                                                       ============
NET ASSETS CONSIST OF:
     Class A.........................................................  $        972
     Class N.........................................................  $ 13,085,275
                                                                       ------------
        Total Net Assets.............................................  $ 13,086,247
-----------------------------------------------------------------------------------
SHARES OUTSTANDING:
     Class A.........................................................            63
     Class N.........................................................       852,711
-----------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
     Class A ........................................................  $      15.35
     Class A - offering price (based on sales charge of 5.75%).......  $      16.29
     Class N.........................................................  $      15.35
-----------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
For the six months ended June 30, 2003 (Unaudited)
--------------------------------------------------
INVESTMENT INCOME
    Interest.........................................................  $      5,034
    Dividends........................................................        85,567
                                                                       ------------
        Total Investment Income......................................  $     90,601
                                                                       ------------
EXPENSES
    Investment advisory fees.........................................  $     64,730
    Transfer agent fees..............................................         9,718
    Accounting service fees..........................................         9,216
    Administrative service fees......................................        13,235
    Custodian fees ..................................................         2,045
    Professional fees................................................        11,133
    Trustees fees....................................................            96
    Transfer agent out-of-pockets....................................           147
    Reports to shareholders..........................................           132
    Insurance expense................................................         8,805
    License, fees, and registrations.................................           962
                                                                       ------------
        Total Expenses...............................................  $    120,219
    Less expenses waived or absorbed
    by the Fund's manager............................................       (30,778)
                                                                       ------------
        Total Net Expenses...........................................  $     89,441
                                                                       ------------
NET INVESTMENT INCOME................................................  $      1,160
                                                                       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) from:
    Investment transactions.........................................  $   (503,810)
    Net change in unrealized appreciation (depreciation) of:
    Investments......................................................     1,685,023
                                                                       ------------
        Net Realized and Unrealized Gain (Loss) on Investments ......  $  1,181,213
                                                                       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......  $  1,182,373
                                                                       ============

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS JUNE 30, 2003

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2003, and the year ended December 31, 2002
-----------------------------------------------------------------------------
                                                                                         For The
                                                                                     Six Months Ended         For The
                                                                                       June 30, 2003         Year Ended
                                                                                        (Unaudited)       December 31, 2002
                                                                                  -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income.........................................................   $      1,160         $     35,851
    Net realized gain (loss) on investment transactions...........................       (503,810)          (3,487,057)
    Net change in unrealized appreciation (depreciation) on investments...........      1,685,023           (3,082,940)
                                                                                  -------------------------------------------
          Net Increase (Decrease) in Net Assets Resulting From Operations.........   $  1,182,373         $ (6,534,146)
                                                                                  -------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income:
        Class A ($.00 and $.00, respectively) ....................................   $          0         $          0
        Class N ($.00 and $.03, respectively) ....................................              0              (36,854)
    Distributions from net realized gain on investment transactions:
        Class A...................................................................              0                    0
        Class N...................................................................              0                    0
                                                                                  -------------------------------------------
          Total Dividends and Distributions.......................................   $          0         $    (36,854)
                                                                                  -------------------------------------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares:
       Class A....................................................................   $      1,000         $          0
       Class N....................................................................        313,987            1,162,012
    Proceeds from reinvested dividends:
       Class A....................................................................              0                    0
       Class N....................................................................              0               36,854
    Cost of shares redeemed:
       Class A....................................................................              0                    0
       Class N....................................................................     (2,021,866)          (7,864,899)
                                                                                  -------------------------------------------
          Net Increase (Decrease) in Net Assets Resulting From
          Capital Share Transactions..............................................   $ (1,706,879)        $ (6,666,033)
                                                                                  -------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........................................   $   (524,506)        $ (13,237,033)

NET ASSETS, BEGINNING OF PERIOD...................................................      13,610,753           26,847,786
                                                                                  -------------------------------------------
NET ASSETS, END OF PERIOD.........................................................   $  13,086,247        $  13,610,753
                                                                                  ===========================================

The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)
----------------------------

Note 1.    ORGANIZATION
           The Integrity Equity Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund seeks long term growth of asset value through capital appreciation and dividend income. From its inception September 7, 1992 until February 9, 1998, The Integrity Funds were organized by the investment advisor as a Collective Investment Trust under New York Law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified individual accounts such as IRAs and retirement and pension trusts. On February 9, 1998, the Collective Investment Trust reorganized as a Delaware business trust. In connection with this reorganization, the name of the trust was changed from "Canandaigua National Collective Investment Fund for Qualified Trusts" to "The Canandaigua Funds." On March 3, 2003, the trust was renamed "The Integrity Funds".

           All shares existing prior to June 16, 2003, the commencement date of Class A shares, were classified as Class N shares. Class N shares are sold without a sales charge. Class A shares are sold with an initial sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis. The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Note 2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
           INVESTMENT SECURITY VALUATION - Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System. All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Adviser using methods and procedures reviewed and approved by the Trustees.

           FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

           The Fund has unexpired capital loss carryforwards for tax purposes as of June 30, 2003 totaling $10,816,135, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended December 31 as shown in the table below.


                        Year           Unexpired Capital Losses
                        ----           ------------------------
                        2009                 7,422,252
                        2010                 3,393,883


           MULTIPLE CLASS ALLOCATIONS - The Fund simultaneously uses the settled shares method to allocate income and fund wide expenses and uses the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class. For the six months ended June 30, 2003, distribution fees were the only class-specific expenses.

           DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

           OTHER - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

           Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

           FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

           A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

           Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

           USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

           RECLASSIFICATIONS - Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3.    CAPITAL SHARE TRANSACTIONS
           As of June 30, 2003, there were unlimited shares of no par authorized; 852,774 and 972,659 shares were outstanding at June 30, 2003, and December 31, 2002, respectively.

           Transactions in capital shares were as follows:

                                                         Class A Shares                          Class N Shares
                                                         --------------                          --------------
                                                      For The Period Since                  The Six              For The
                                                   Inception (06/16/03) Thru              Months Ended         Year Ended
                                                         June 30, 2003                   June 30, 2003         December 31,
                                                          (Unaudited)                      (Unaudited)              2002
                                             -------------------------------------------------------------------------------
Shares sold..................................                  63                             21,916              68,400
Shares issued on reinvestment of dividends...                   0                                  0               2,634
Shares redeemed..............................                   0                           (141,864)           (511,790)
                                             ------------------------------------------------------------------------------
Net increase (decrease) .....................                  63                           (119,948)           (440,756)
                                             ==============================================================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; and ND Resources, Inc., the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund's sponsor.

           The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 1.00% of the Fund's average daily net assets.
           The Fund has recognized $61,701 of investment advisory fees after a partial waiver for the six months ended June 30, 2003. The Fund has a payable to Ranson Capital Corporation of $6,921 at June 30, 2003, for investment advisory fees. Certain officers and trustees of the Fund are also officers and trustees of the investment adviser.

           Ranson Capital Corporation ("Capital") serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." Class N does not pay an annual distribution fee. Class A presently pays an annual distribution fee of up to 0.50% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. During the six months ended June 30, 2003, all distribution fees were waived.

           ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month will be charged for each additional share class. The Fund has recognized $9,718 of transfer agency fees after a partial waiver for the six months ended June 30, 2003. The Fund has a payable to ND Resources, Inc. of $3,726 at June 30, 2003, for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional accounting services fee of $500 per month will be charged by Resources for each additional share class. The Fund has recognized $9,216 of accounting service fees after a partial waiver for the six months ended June 30, 2003. The Fund has a payable to ND Resources, Inc. of $2,400 at June 30, 2003, for accounting service fees. ND Resources, Inc. also acts as the Fund's administrative services agent for a monthly fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses. Each Fund will pay an additional minimum fee of $500 per month for each additional share class. The Fund has recognized $13,235 of administrative service fees after a partial waiver for the six months ended June 30, 2003. The Fund has a payable to ND Resources, Inc. of $2,210 at June 30, 2003, for administrative service fees.

Note 5.    INVESTMENT SECURITY TRANSACTIONS
           The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $1,879,153 and $4,199,233, respectively, for the six months ended June 30, 2003.

Note 6.    INVESTMENT IN SECURITIES
           At June 30, 2003, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $11,505,552. The net unrealized appreciation of investments based on the cost was $729,791, which is comprised of $1,550,554 aggregate gross unrealized appreciation and $820,763 aggregate gross unrealized depreciation.



FINANCIAL HIGHLIGHTS JUNE 30, 2003
----------------------------------
Selected per share data and ratios for the period indicated

CLASS A SHARES
--------------
                                                             For The Period
                                                            Since Inception
                                                             (06/16/03) to
                                                             June 30, 2003
                                                              (Unaudited)
                                                             ---------------
NET ASSET VALUE, BEGINNING OF PERIOD.........................    $   15.79
                                                             ---------------
Income from Investment Operations:
     Net investment income (loss) ...........................    $     .00
     Net realized and unrealized gain (loss)
     on investment transactions..............................         (.44)
                                                             ---------------
         Total Income (Loss) From Investment
         Operations..........................................    $    (.44)
                                                             ---------------
Less Distributions:
     Dividends from net investment income....................    $     .00
     Distributions from net realized gains...................          .00
                                                             ---------------
         Total Distributions.................................    $     .00
                                                             ---------------
NET ASSET VALUE, END OF PERIOD...............................    $   15.35
                                                             ===============

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands) ...............    $       1
     Ratio of net expenses (after expense
     assumption) to average net assets.......................         1.76%(A)(B)
     Ratio of net investment income to
     average net assets......................................         0.02%(B)
     Portfolio turnover rate.................................        15.47%

(A) During the periods indicated above, Integrity Mutual Funds, Inc. assumed/ waived expenses of $0.24. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.38%.
(B)  Ratio is annualized.

The accompanying notes are an integral part of these financial statements.


CLASS N SHARES
--------------
                                        For The Six     For The       For The       For The       For The       For The
                                       Months Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                       June 30, 2003  December 31,  December 31,  December 29,  December 31,  December 31,
                                        (Unaudited)      2002           2001           2000          1999          1998
                                       --------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...  $  13.99     $  18.99       $  27.01       $  26.71     $  22.80       $  19.40
                                       --------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) .....  $    .00     $    .03       $   (.06)      $   (.20)    $   (.20)      $   (.06)
     Net realized and unrealized gain (loss)
     on investment transactions........      1.36        (5.00)         (7.91)          1.59         7.85           3.46
                                       --------------------------------------------------------------------------------------
         Total Income (Loss) From
         Investment Operations.........  $   1.36     $  (4.97)      $  (7.97)      $   1.39     $   7.65       $   3.40
                                       --------------------------------------------------------------------------------------
LESS DISTRIBUTIONS: (C)
     Dividends from net investment
     income............................  $    .00     $   (.03)      $    .00       $    .00     $    .00       $    .00
     Distributions from net realized
     gains.............................       .00          .00           (.05)         (1.09)       (3.74)           .00
                                       --------------------------------------------------------------------------------------
         Total Distributions...........  $    .00     $   (.03)      $   (.05)      $  (1.09)    $  (3.74)      $    .00
                                       --------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........  $  15.35     $  13.99       $  18.99       $  27.01     $  26.71       $  22.80
                                       ======================================================================================

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
     (in thousands) ...................  $  13,085    $  13,611      $  26,848      $  40,208    $  35,237      $  23,568
     Ratio of net expenses (after expense
     assumption) to average net
     assets............................      1.37%(A)(B)  1.35%          1.35%          1.32%        1.37%          1.14%
     Ratio of net investment income to
     average net assets................      0.02%(B)     0.18%         (0.27%)        (0.67%)      (0.77%)        (0.31%)
     Portfolio turnover rate...........     15.47%       46.99%        122.91%        144.68%      224.59%        314.28%

(A) During the period since 12/31/02 indicated above, Integrity Mutual Funds, Inc./Canandaigua Bank assumed/waived expenses of $30,778. In prior years starting with December 31, 2002, Canandaigua Bank assumed/waived certain administrative expenses of the Fund, other than primarily custodial and audit fees, resulting in per share savings to the Equity Fund of $.04, $.01, $.02, $.02, and $.08, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.84%, 1.62%, 1.42%, 1.38%, 1.45%, and 1.50%, respectively.
(B)  Ratio is annualized.
(C) Dividend distributions were not relevant for tax compliance purposes prior to February 9, 1998 when the Fund operated solely as a collective investment.

The accompanying notes are an integral part of these financial statements.



INTEGRITY INCOME FUND
---------------------
DEAR SHAREHOLDER:
-----------------

Enclosed is the semi-annual report of the operations for the Integrity Income Fund, Inc. (the "Fund") for the six months ended June 30, 2003. The Fund's portfolio and related financial statements are presented within for your review.

Through the first half of 2003, the FED has focused its efforts on monetary ease in order to both accommodate and stimulate a sagging economy. As we go to press Chairman Greenspan continues to reiterate the FED's willingness to continue this policy well onto a recovering economy. Bond market investors should not assume, however, that the prices and yields will continue to go their way.

In fact, yields on 10 year Treasury issues have backed up approximately 70 basis points during the latter half of June and early July, and bond prices have sagged as a result. Recent up-ticks in both the economy and the consumer price index suggest that deflation, an economic risk only a couple of months ago, is about to become a memory, and that the line of least resistance in long term yields is now to the upside.

The Integrity Income Fund is positioned in the best possible way in this environment. With very little return to be had on short maturity bonds, and increasing market risks on the long end, your Fund is positioned primarily in very high quality bonds in the intermediate maturity range. I will continue to monitor economic events in the coming months and make adjustments to the portfolio accordingly.




Sincerely,




Richard Barone
Chief Executive Officer/Portfolio Manager
Ancora Advisors LLC, Subadvisor to Integrity Mutual

                                            AVERAGE ANNUAL TOTAL RETURNS

                                          FOR PERIODS ENDING JUNE 30, 2003
                                          -------------------------------
Class N Shares                                                                         Since Inception
                                1 year            5 year            10 year          (September 7, 1992)
------------------------------------------------------------------------------------------------------
No-Load                         7.59%             6.23%              6.43%                   6.08%


                                          FOR PERIODS ENDING JUNE 30, 2003
                                          -------------------------------
Class A Shares                                                                         Since Inception
                                1 year            5 year            10 year            (June 16, 2003)
-------------------------------------------------------------------------------------------------------
Without Sales Charge             N/A              N/A                N/A                     N/A
With Sales Charge (4.25%)        N/A              N/A                N/A                     N/A

                                                    KEY STATISTICS
                                                    --------------

                                     N SHARES                                                  A SHARES
                                     --------                                                  --------
12-31-2002 NAV (share value)......... $ 14.26           06-16-2003 NAV (share value) .......... $ 14.47
06-30-2003 NAV....................... $ 14.37           06-30-2003 NAV......................... $ 14.37
Total Net Assets..................... $ 1,139,061       Total Net Assets....................... $   993

Average Maturity.....................   3.6 years
Number of issues.....................   30


                      COMPARATIVE INDEX GRAPH
                     --------------------------
[line graph]
Comparison of change in value of a $10,000 investment in the Integrity Income Fund and the Lehman Brothers Interm. Govt./Corp. Bond Index
--------------------------------------------------------------------------------

CLASS N SHARES
--------------
                                                        Lehman Brothers
                                Integrity             Interm. Govt./Corp.
                               Income Fund                Bond Index
                               -----------              --------------
09/07/92                         $10,000                    $10,000
1992                             $10,060                    $10,068
1993                             $10,340                    $10,952
1994                             $ 9,960                    $10,740
1995                             $12,160                    $12,384
1996                             $12,540                    $12,887
1997                             $13,530                    $13,901
1998                             $14,754                    $15,070
1999                             $14,502                    $15,129
2000                             $15,926                    $16,657
2001                             $17,318                    $18,153
2002                             $18,434                    $19,935
06/30/03                         $18,942                    $20,783


CLASS A SHARES
--------------

                     Integrity Income     Integrity Income       Lehman Brothers
                        Fund w/o             Fund w/Max        Interm. Govt./Corp.
                      Sales Charge          Sales Charge           Bond Index
                      ------------         --------------       ----------------
06/16/03                $10,000            $10,000                 $10,000
06/30/03                $ 9,941            $ 9,519                 $ 9,997


PUTTING PERFORMANCE INTO PERSPECTIVE
------------------------------------
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

NAME OF ISSUER
Percentages represent the market value of each                       Coupon        Principal                       Market
investment category to total net assets                               Rate         Maturity         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT SECURITIES:
U.S. GOVERNMENT NOTES (28.1%)

U.S. Treasury Note  ...............................................    6.125%     08/15/07      $   35,000    $    40,486
U.S. Treasury Note  ...............................................    5.500      02/15/08          40,000         45,577
U.S. Treasury Note  ...............................................    5.625      05/15/08          50,000         57,320
U.S. Treasury Note  ...............................................    4.750      11/15/08          30,000         33,257
U.S. Treasury Note  ...............................................    5.875      02/15/04          25,000         25,757
U.S. Treasury Note  ...............................................    5.875      11/15/05          50,000         55,174
U.S. Treasury Note  ...............................................    5.625      02/15/06          25,000         27,642
U.S. Treasury Note  ...............................................    7.000      07/15/06          30,000         34,673
                                                                                                             ------------
        TOTAL U.S. GOVERNMENT NOTES (COST: $285,157)                                                          $   319,886
                                                                                                              -----------

CORPORATE BONDS (53.5%)

CAPITAL EQUIPMENT (2.2%)
------------------------
MACHINERY CONSTRUCTION AND MINING
---------------------------------
Caterpiller Tractor, Inc. .........................................    6.000      05/01/07         25,000     $    25,155
                                                                                                             ------------
                                                                                                                   25,155
                                                                                                             ------------

CONSUMER GOODS (16.1%)
----------------------
BEVERAGE & TOBACCO
-------------------
Anheuser-Busch Companies, Inc. ....................................    6.750     11/01/06         25,000           25,491
Coca-Cola Company  ................................................    6.000     07/15/03         20,000           20,032
                                                                                                             ------------
                                                                                                                   45,523
                                                                                                             ------------

MULTIMEDIA
----------
Walt Disney Company  ..............................................    5.800     10/27/08         25,000           27,757
                                                                                                             ------------
                                                                                                                   27,757
                                                                                                             ------------

PAPER
------
International Paper Company  ......................................    7.625     08/01/04         25,000           26,493
                                                                                                             ------------
                                                                                                                   26,493
                                                                                                             ------------

PHOTOGRAPHY
------------
Eastman Kodak  ....................................................    7.250     06/15/05          30,000          32,858
                                                                                                             ------------
                                                                                                                   32,858
                                                                                                             ------------

RETAIL
------
Sears Roebuck & Company  ..........................................    6.250     01/15/04          25,000          25,403
                                                                                                             ------------
                                                                                                                   25,403
                                                                                                             ------------

SPECIALTY CHEMICALS
-------------------
Eastman Chemical Company  .........................................    6.375     01/15/04           25,000         25,607
                                                                                                             ------------
                                                                                                                   25,607
                                                                                                             ------------

FINANCE (24.5%)
---------------
BANKING
-------
Citicorp  ........................................................     6.750     08/15/05          30,000          33,087
Morgan JP & Co. Inc. Series A  ...................................     6.000     01/15/09          25,000          28,049
                                                                                                             ------------
                                                                                                                   61,136
                                                                                                             ------------

FINANCIAL SERVICES
------------------
CIT Group, Inc. ..................................................     3.250     02/15/05         25,000           25,382
CIT Group, Inc. ..................................................     4.150     02/15/07         25,000           25,483
General Electric Cap Corp  .......................................     2.850     01/30/06         25,000           25,575
John Deere Capital Corp  .........................................     6.000     02/15/09         25,000           27,986
Lehman Brothers Holdings, Inc. ...................................     8.500     08/01/15         45,000           58,874
Merrill Lynch & Company, Inc. ....................................     6.250     10/15/08         30,000           34,517
Salomon Smith Barney Holdings Travelers Group Inc. ...............     6.750     08/15/03         20,000           20,131
                                                                                                             ------------
                                                                                                                  217,948
                                                                                                             ------------

SERVICES (10.7%)
--------------------------
HOTELS AND MOTELS
-----------------
MARRIOTT INTERNATIONAL  ..........................................     6.750     12/15/03        25,000            25,306
                                                                                                             ------------
                                                                                                                   25,306
                                                                                                             ------------

INDUSTRIAL
----------
General Motors Corporation  ......................................     6.250     05/01/05        25,000            26,038
IBM  .............................................................     5.375     02/01/09        25,000            27,946
                                                                                                             ------------
                                                                                                                   53,984
                                                                                                             ------------

TELECOMMUNICATIONS
------------------
AT & T Capital Corp  .............................................     6.600     05/15/05        20,000            21,524
Pacific Bell  ....................................................     6.250     03/01/05        20,000            21,536
                                                                                                             ------------
                                                                                                                   43,060
                                                                                                             ------------

TOTAL CORPORATE BONDS (COST: $569,907) ...................................................................... $   610,230
                                                                                                             ------------


TOTAL INVESTMENTS IN SECURITIES (COST: $855,064) ............................................................ $   930,116
OTHER ASSETS LESS LIABILITIES................................................................................     209,938
                                                                                                             ------------
 NET ASSETS.................................................................................................. $ 1,140,054
                                                                                                             ============



The accompanying notes are an integral part of these financial statements.




FINANCIAL STATEMENTS JUNE 30, 2003
-----------------------------------

<CAPTION.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)
------------------------------------
ASSETS
     Investments in securities, at value (cost: $855,064) ..........  $  930,116
     Cash...........................................................     198,314
     Accrued dividends receivable...................................          65
     Accrued interest receivable....................................      15,597
     Receivable due from manager....................................           4
     Receivable for fund shares sold................................          62
     Prepaid expenses...............................................       1,022
                                                                    ------------
        Total Assets................................................  $1,145,180
                                                                    ------------
LIABILITIES
     Dividends payable..............................................  $    3,119
     Accrued expenses...............................................       2,007
                                                                    ------------
        Total Liabilities...........................................  $    5,126
                                                                    ------------

NET ASSETS..........................................................  $1,140,054
                                                                    ============

NET ASSETS ARE REPRESENTED BY:
     Capital stock outstanding......................................  $1,085,899
     Accumulated undistributed net realized gain (loss)
     on investments.................................................     (20,897)
     Unrealized appreciation on investments.........................      75,052
                                                                    ------------
        Total amount representing net assets applicable to
        79,344 outstanding shares of no par common stock
        (unlimited shares authorized) ..............................  $1,140,054
                                                                    ============
Net asset value per share...........................................  $    14.37
                                                                    ============

NET ASSETS CONSIST OF:
     Class A........................................................  $      993
     Class N........................................................  $1,139,061
                                                                    ------------
        Total Net Assets...........................................  $1,140,054
--------------------------------------------------------------------------------
SHARES OUTSTANDING:
     Class A........................................................          69
     Class N                                                              79,275
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
     Class A .......................................................  $    14.37
     Class A - offering price (based on sales charge of 4.25%)......  $    15.01
     Class N .......................................................  $    14.37
--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
For the six months ended June 30, 2003 (Unaudited)
--------------------------------------------------
INVESTMENT INCOME
    Interest........................................................  $  25,764
    Dividends.......................................................      1,213
                                                                    -----------
         Total Investment Income....................................  $  26,977
                                                                    -----------
EXPENSES
    Investment advisory fees........................................  $   5,835
    Administrative service fees.....................................        108
    Transfer agent fees.............................................      5,737
    Accounting service fees.........................................      1,444
    Custodian fees..................................................      1,570
    Professional fees...............................................      1,002
    Trustees fees...................................................        427
    Transfer agent out-of-pockets...................................         43
    Reports to shareholders.........................................         28
    Insurance expense...............................................        417
    License, fees, and registrations................................        698
                                                                    -----------
        Total Expenses..............................................  $  17,309
     Less expenses waived or absorbed
     by the Fund's manager..........................................    (13,191)
                                                                    -----------
        Total Net Expenses..........................................  $   4,118
                                                                    -----------
NET INVESTMENT INCOME...............................................  $  22,859
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain (loss) from:
     Investment transactions........................................  $      13
     Net change in unrealized appreciation (depreciation) of:
     Investments....................................................      8,982
                                                                    -----------
        Net Realized and Unrealized Gain (Loss) on Investments......  $   8,995
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....  $  31,854
                                                                    ===========

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS JUNE 30, 2003

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2003, and the year ended December 31, 2002
-----------------------------------------------------------------------------
                                                                                         For The
                                                                                     Six Months Ended         For The
                                                                                       June 30, 2003         Year Ended
                                                                                        (Unaudited)       December 31, 2002
                                                                                  -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income.........................................................   $     22,859         $     51,538
    Net realized gain (loss) on investment transactions...........................             13              (17,675)
    Net change in unrealized appreciation (depreciation) on investments...........          8,982               33,531
                                                                                  -------------------------------------------
           Net Increase (Decrease) in Net Assets Resulting From Operations........   $     31,854         $     67,394
                                                                                  -------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income:
        Class A ($.02 and $.00, respectively) ....................................   $         (1)        $          0
        Class N ($.27 and $.68, respectively) ....................................        (22,858)             (51,979)
    Distributions from net realized gain on investment transactions:
        Class A...................................................................              0                    0
        Class N...................................................................              0                    0
                                                                                  -------------------------------------------
           Total Dividends and Distributions......................................   $    (22,859)        $    (51,979)
                                                                                  -------------------------------------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares:
       Class A....................................................................   $      1,000         $          0
       Class N....................................................................         77,060              175,135
    Proceeds from reinvested dividends:
       Class A....................................................................              0                    0
       Class N....................................................................         19,740               51,959
    Cost of shares redeemed:
       Class A....................................................................              0                    0
       Class N....................................................................       (131,248)            (133,239)
                                                                                  -------------------------------------------
           Net Increase (Decrease) in Net Assets Resulting From
           Capital Share Transactions.............................................   $    (33,448)        $     93,855
                                                                                  -------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........................................   $    (24,453)        $    109,270
NET ASSETS, BEGINNING OF PERIOD...................................................      1,164,507            1,055,237
                                                                                  -------------------------------------------
NET ASSETS, END OF PERIOD.........................................................   $  1,140,054         $  1,164,507
                                                                                  ===========================================


The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)
-----------------------------

Note 1.    ORGANIZATION

           The Integrity Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund seeks to earn a high level of current income while permitting investors a degree of safety in principal. From its inception September 7, 1992 until February 9, 1998, The Integrity Funds were organized by the investment adviser as a Collective Investment Trust under New York Law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified individual accounts such as IRAs and retirement and pension trusts. On February 9, 1998, the Collective Investment Trust reorganized as a Delaware business trust. In connection with this reorganization, the name of the trust was changed from "Canandaigua National Collective Investment Fund for Qualified Trusts" to "The Canandaigua Funds." On March 3, 2003, the trust was renamed "The Integrity Funds".

           All shares existing prior to June 16, 2003, the commencement date of Class A shares, were classified as Class N shares. Class N shares are sold without a sales charge. Class A shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis. The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Note 2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
           INVESTMENT SECURITY VALUATION - Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System. All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Adviser using methods and procedures reviewed and approved by the Trustees.

           FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

           The Fund has unexpired capital loss carryforwards for tax purposes as of June 30, 2003 totaling $21,040, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended December 31 as shown in the table below.


                        Year             Unexpired Capital Losses
                        ----             ------------------------
                        2008                     3,365
                        2009                         0
                        2010                    17,675


           MULTIPLE CLASS ALLOCATIONS - The Fund simultaneously uses the settled shares method to allocate income and fund wide expenses and uses the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class. For the six months ended June 30, 2003, distribution fees were the only class-specific expenses.


           DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. Net investment income, other than distribution fees, are allocated daily to each class of shares based upon the relative value of the shares of each class.

           PREMIUMS AND DISCOUNTS - Premiums and discounts on debt securities are amortized for financial reporting purposes. The Fund has adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized.

           OTHER - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

           Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

           FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

           A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.
           Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

           Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

           Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

           USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

           RECLASSIFICATIONS - Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3.    CAPITAL SHARE TRANSACTIONS
           As of June 30, 2003, there were; 79,344 and 81,668 unlimited shares of no par authorized outstanding at June 30, 2003, and December 31, 2002, respectively.

           Transactions in capital shares were as follows:

                                                         Class A Shares                          Class N Shares
                                                         --------------                          --------------
                                                      For The Period Since                  The Six              For The
                                                   Inception (06/16/03) Thru              Months Ended         Year Ended
                                                         June 30, 2003                   June 30, 2003         December 31,
                                                          (Unaudited)                      (Unaudited)              2002
                                             -------------------------------------------------------------------------------
Shares sold..................................                 69                               5,399              12,432
Shares issued on reinvestment of dividends...                  0                               1,382               3,701
Shares redeemed..............................                  0                              (9,174)             (9,513)
                                             -------------------------------------------------------------------------------
Net increase (decrease) .....................                 69                              (2,393)              6,620
                                             ===============================================================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; and ND Resources, Inc., the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund's sponsor.

           The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 1.00% of the Fund's average daily net assets. The Fund has recognized $679 of investment advisory fees after a partial waiver for the six months ended June 30, 2003. The Fund has a payable to Ranson Capital Corporation of $660 at June 30, 2003, for investment advisory fees. Certain officers and trustees of the Fund are also officers and trustees of the investment adviser.

           Ranson Capital Corporation ("Capital") serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." Class N does not pay an annual distribution fee. Class A presently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. During the six months ended June 30, 2003, all distribution fees were waived.

           ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month will be charged for each additional share class. The Fund has waived all transfer agency fees for the six months ended June 30, 2003. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional accounting services fee of $500 per month will be charged by Resources for each additional share class. The Fund has recognized $37 of accounting service fees after partial waiver for the six months ended June 30, 2003. The Fund has a payable to ND Resources, Inc. of $37 at June 30, 2003, for accounting service fees. ND Resources, Inc. also acts as the Fund's administrative service agent for a monthly fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses. Each Fund will pay an additional minimum fee of $500 per month for each additional share class. During the six months ended June 30, 2003, all administrative service fees were waived.

Note 5.    INVESTMENT SECURITY TRANSACTIONS
           The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $75,230 and $50,000, respectively, for the six months ended June 30, 2003.

Note 6.    INVESTMENT IN SECURITIES
           At June 30, 2003, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $855,064. The net unrealized appreciation of investments based on the cost was $75,052, which is comprised of $75,052 aggregate gross unrealized appreciation and $0 aggregate gross unrealized depreciation.



FINANCIAL HIGHLIGHTS JUNE 30, 2003
----------------------------------
Selected per share data and ratios for the period indicated

CLASS A SHARES
--------------
                                                             For The Period
                                                            Since Inception
                                                             (06/16/03) to
                                                             June 30, 2003
                                                              (Unaudited)
                                                             ---------------
NET ASSET VALUE, BEGINNING OF PERIOD.........................  $  14.47
                                                             ---------------
Income from Investment Operations:
     Net investment income...................................  $    .02
     Net realized and unrealized gain (loss) on
     investment transactions.................................      (.10)
                                                             ---------------
         Total Income (Loss) From Investment Operations......  $   (.08)
                                                             ---------------
Less Distributions:
     Dividends from net investment income....................  $   (.02)
     Distributions from net realized gains...................       .00
                                                             ---------------
         Total Distributions.................................  $   (.02)
                                                             ---------------
NET ASSET VALUE, END OF PERIOD...............................  $  14.37
                                                             ===============


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands) ...............  $      1
     Ratio of net expenses (after expense
     assumption) to average net assets.......................      1.68%(A)(B)
     Ratio of net investment income to
     average net assets......................................      2.71%(B)
     Portfolio turnover rate.................................      5.39%

(A) During the periods indicated above, Integrity Mutual Funds, Inc. assumed/ waived expenses of $1.84. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 6.43%.
(B)  Ratio is annualized.

The accompanying notes are an integral part of these financial statements.



CLASS N SHARES
--------------
                                        For The Six     For The       For The       For The       For The       For The
                                       Months Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                       June 30, 2003  December 31,  December 31,  December 31,  December 31,  December 31,
                                        (Unaudited)      2002           2001           2000          1999          1998
                                       --------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...  $  14.26     $  14.06       $  13.67       $  13.16     $  14.14       $  13.53
                                       --------------------------------------------------------------------------------------
Income from Investment Operations:
     Net investment income.............  $    .27     $    .68       $    .76       $    .76     $    .74       $    .77
     Net realized and unrealized gain
     (loss) on investment
     transactions......................       .11          .20            .41            .49         (.98)           .45
                                       --------------------------------------------------------------------------------------
         Total Income (Loss) From
         Investment Operations.........  $    .38     $    .88       $   1.17       $   1.25     $   (.24)      $   1.22
                                       --------------------------------------------------------------------------------------
Less Distributions: (C)
     Dividends from net investment
     income............................  $   (.27)    $   (.68)      $   (.78)      $   (.74)    $   (.74)      $   (.61)
     Distributions from net
     realized gains....................       .00          .00            .00            .00          .00            .00
                                       --------------------------------------------------------------------------------------
         Total Distributions...........  $   (.27)    $   (.68)      $   (.78)      $   (.74)    $   (.74)      $   (.61)
                                       --------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........  $  14.37     $  14.26       $  14.06       $  13.67     $  13.16       $  14.14
                                       ======================================================================================

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
     (in thousands) ...................  $    1,139   $    1,165     $    1,055     $    1,160   $    1,093     $    957
     Ratio of net expenses (after
     expense assumption) to average net
     assets............................      0.70%(A)(B)  0.50%          0.42%          0.45%        0.38%          0.46%
     Ratio of net investment income to
     average net assets................      3.89%(B)     4.79%          5.46%          5.68%        5.41%          5.47%
     Portfolio turnover rate...........      5.39%        3.37%         15.11%         12.15%        4.67%          9.04%

(A)  During the periods since 12/31/02 indicated above, Integrity Mutual Funds,
     Inc./Canandaigua Bank assumed/waived expenses of $13,191.   In prior
     years starting with December 31, 2002, Canandaigua Bank assumed/waived certain administrative expenses of the Fund, other than primarily custodial and audit fees, resulting in per share savings to the Fund of $.80, $.56, $.65, $.70, and $.94, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 2.95%, 6.20%, 5.45%, 5.34%, 5.51%, and 7.13%, respectively.
(B)  Ratio is annualized.
(C) Dividend distributions were not relevant for tax compliance purposes prior to February 9, 1998 when the Fund operated solely as a collective investment.

The accompanying notes are an integral part of these financial statements.



ITEM 2. CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEMS 5. Not applicable

ITEMS 6. Reserved

ITEM 7. Not applicable

ITEM 8. Reserved

ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


THE INTEGRITY FUNDS

BY: /s/ Robert E. Walstad
--------------------------
ROBERT E. WALSTAD
CHIEF EXECUTIVE OFFICER

Date: August 22, 2003.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


THE INTEGRITY FUNDS

BY: /s/ Robert E. Walstad
--------------------------
ROBERT E. WALSTAD
CHIEF EXECUTIVE OFFICER

Date: August 22, 2003.